FAIR VALUE MEASUREMENTS - Financial instruments measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	$ 49,662	$ 51,403	$ 61,429
State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	11,535	20,255	21,454
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	6,048	6,371	7,517
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	32,079	24,777	32,458
Quoted Prices in Active Markets for Identical Assets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	49,662	51,403	61,429
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	49,662	51,403	61,429
Recurring basis | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	11,535	20,255	21,454
Recurring basis | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	6,048	6,371	7,517
Recurring basis | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	32,079	24,777	32,458
Recurring basis | Quoted Prices in Active Markets for Identical Assets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets Level 1 | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets Level 1 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets Level 1 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis | Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	49,662	51,403	61,429
Recurring basis | Significant Other Observable Inputs Level 2 | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	11,535	20,255	21,454
Recurring basis | Significant Other Observable Inputs Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	6,048	6,371	7,517
Recurring basis | Significant Other Observable Inputs Level 2 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	32,079	24,777	32,458
Recurring basis | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis | Significant Unobservable Inputs Level 3 | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis | Significant Unobservable Inputs Level 3 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	0	0	0
Recurring basis | Significant Unobservable Inputs Level 3 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities (at fair value)	$ 0	$ 0	$ 0